Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Balances and Transactions with Related Parties
Balances and Transactions with Related Parties

(31)    Balances and Transactions with Related Parties

Details of balances with related parties are as follows:

	Thousands of Euros
	31/12/2019	31/12/2018

Receivables from associates (note 14)	1,883	382
Trade payables associates	(114)	(15,796)
Loans to associates (note 12)	18,342	50,304
Loans to other related parties (note 12)	86,363	82,969
Other financial assets with other related parties	34,367	—
Debts with associates	(1,258)	(7,079)
Debts with key management personnel	(4,005)	(4,425)
Payables to members of the board of directors	—	—
Payables to other related parties	(4,878)	(7,706)
Other financial liabilities with other related parties	(13,000)	—
	117,700	98,649

Payables are included in trade and other payables (see note 22).

(a)Group transactions with related parties

Group transactions with related parties during 2017 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	3,009	—	—	—
Purchases	(68,335)	—	—	—
Other service expenses	(11,798)	—	(7,100)	(939)
Operating lease expense	—	—	(5,426)	—
Remuneration	—	(13,672)	—	(5,755)
R&D agreements	(164)	—	—	—
Finance income	(440)	—	—	—
Finance cost	592	—	—	—
	(77,136)	(13,672)	(12,526)	(6,694)

Group transactions with related parties during 2018 were as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	5,846	—	—	—
Purchases	(97,941)	—	—	—
Other service expenses	(21,065)	—	(4,282)	(844)
Operating lease expense	—	—	(5,469)	—
Remuneration	—	(16,070)	—	(5,848)
R&D agreements	(50)	—	—	—
Sale of investments (note 3)	—	—	469,881	—
Finance income	3,951	—	—	—
Finance cost	(579)	—	—	—
	(109,838)	(16,070)	460,130	(6,692)

Group transactions with related parties during 2019 are as follows:

	Thousands of Euros
		Key management	Other related	Board of directors
	Associates	personnel	parties	of the Company

Net sales	10,196	—	—	—
Purchases	(48,300)	—	—	—
Other service expenses	(25,638)	—	(5,586)	(220)
Operating lease expense	—	—	—	—
Remuneration	—	(16,795)	—	(5,517)
Payments for rights of use	—	—	(7,104)	—
Finance income	2,265	—	—	—
Finance cost	(158)	—	—	—
	(61,635)	(16,795)	(12,690)	(5,737)

Every year the Group contributes 0.7% of its profits before tax to a non-profit organization.

“Other service expenses” include contributions to non-profit organizations totaling Euros 5,586 thousand in 2019 (Euros 4,282 thousand in 2018 and Euros 7,100 thousand in 2017).

During 2011 one of the Company’s directors signed a three-year consulting services contract. The director received annual fees of US Dollars 1 million for these services and an additional bonus of US Dollars 2 million for complying with certain conditions. In the years 2014, 2015, 2017 and 2018 the contract was renewed and the amount of the fees corresponded to US Dollars 1 million per year. The contract has expired on 31 March 2019 and during 2019 the fees amounted to US Dollars 250 thousand.

On 28 December 2018, the Group sold Biotest and Haema to Scranton Enterprises B.V (shareholder of Grifols) for US Dollars 538,014 thousand (see note 3). For the payment of the mentioned amount of the sale, Scranton signed a loan contract dated 28 December 2018 for an amount of US Dollars 95,000 thousand (Euros 82,969 thousand) with Grifols Worldwide Operations Limited. The compensation is 2%+EURIBOR and due on 28 December 2025.

Directors representing shareholders´ interests have received remuneration of Euros 1,501 thousand in 2019 (Euros 1,610 thousand in 2018).

The Group has not extended any advances or loans to the members of the board of directors or key management personnel nor has it assumed any guarantee commitments on their behalf. It has also not assumed any pension or life insurance obligations on behalf of former or current members of the board of directors or key management personnel. In addition, certain Company directors and key management personnel have termination benefit commitments (see note 29 (c)).

(b)Conflicts of interest concerning the directors

The Company’s directors and their related parties have not entered into any conflict of interest that should have been reported in accordance with article 229 of the revised Spanish Companies Act.